DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1.     DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Collier Creek Holdings (the “Company”) is a blank check company incorporated in the Cayman Islands on April 30, 2018. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on the consumer goods industry and related sectors. The Company’s sponsor is Collier Creek Partners LLC, a Delaware limited liability company (the “Sponsor”).

All activity for the period from April 30, 2018 (inception) through June 30, 2020 relates to the Company’s formation, its initial public offering (the “Initial Public Offering”), which is described below, and its pursuit of a Business Combination. The Company has selected December 31 as its fiscal year end.

The registration statement for the Initial Public Offering was declared effective on October 4, 2018. On October 10, 2018, the Company consummated the Initial Public Offering of 44,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including the issuance of 4,000,000 Units as a result of the underwriters’ partial exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $440 million (Note 3), and incurring offering costs of approximately $25.02 million, inclusive of $15.45 million in deferred legal fees and underwriting commissions (Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 7,200,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per warrant to the Sponsor, generating gross proceeds of $10.8 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $440 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially approximately $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares subject to potential redemption were recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards

Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if (i) the Company has net tangible assets of at least $5,000,001 upon such consummation of such Business Combination and meets any additional requirements (including but not limited to cash requirements) agreed to in connection with such Business Combination and (ii) a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by the law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its second amended and restated memorandum and articles of association (the “Second Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Initial Shareholders (as defined below) agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Company’s Second Amended and Restated Memorandum and Articles of Association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “Initial Shareholders”) agreed not to propose an amendment to the Company’s Second Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or October 10, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive its pro rata portion of the amount then in the Trust Account, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes (less taxes payable and up to $100,000 of interest to pay dissolution expenses). The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including the Trust Account assets) will be only $10.00 per share initially held in the Trust Account, or less due to reductions in the value of the Trust Account assets. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On June 5, 2020, Utz Brands Holdings, LLC, a Delaware limited liability company ("Utz"), the Company and Series U of UM Partners, LLC, a series of a Delaware limited liability company ("Series U") and Series R of UM Partners, LLC, a series of a Delaware limited liability company ("Series R" and, collectively with Series U, the "Sellers") entered into a definitive business combination agreement (the "Business Combination Agreement").

The Business Combination Agreement provides for the consummation of the following transactions: (a) the Company will change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the "Domestication"), upon which the Company will change its name to "Utz Brands, Inc."; (b) the Sellers will amend and restate Utz's limited liability company agreement (the "Company A&R LLCA") to, among other things, increase the capitalization of Utz to permit the issuance and ownership of interests in Utz as contemplated by the Business Combination Agreement and admit the Company as the managing member of Utz; (c) the Company will acquire certain equity interests of Utz (i) from Utz, which proceeds will be used to pay transaction expenses and reduce existing indebtedness and (ii) from the Sellers, as well as certain equity interests in the Sellers (which will be immediately redeemed at the Closing by the Sellers for additional equity interests of Utz), in exchange for a combination of cash consideration and shares of newly issued Class V common stock, par value $0.0001 per share, of the Company, which will have no economic value, but will entitle the Sellers to one vote per issued share and will be issued on a one-for-one basis for each membership unit in Utz (each, an "Utz Unit") which is a common unit retained by the Sellers following the Business Combination. The Company A&R LLCA will provide the Sellers the right to exchange their retained Utz Units, together with the cancelation of an equal number of shares of Class V common stock, for Class A common stock of the Company, subject to certain restrictions set forth therein. Certain of the Utz Units retained by the Sellers will be restricted subject to performance based vesting conditions set forth in the Company A&R LLCA and will not be exchangeable for Class A common stock of the Company until vested, and upon vesting will be entitled to a payment in respect of distributions made on common Utz Units from Utz. Any such restricted Utz Units that have not vested by the tenth anniversary of the Closing shall be automatically cancelled.

Immediately prior to the consummation of the Business Combination (the “Closing”), the Company will effect the Domestication pursuant to which (a) each Class A ordinary share and each Class B ordinary share of the Company will automatically convert into one share of Class A common stock of the Company (excluding, however, an aggregate of 2,000,000 Class B ordinary shares held by the Sponsor and the Company’s independent directors, which will instead automatically be converted into 2,000,000 shares of Class B common stock of the Company pursuant to the Sponsor Side Letter Agreement (as defined below)) and (b) the outstanding warrants to purchase Class A ordinary shares of the Company will automatically become exercisable for Class A common stock of the Company.

Following the consummation of the Business Combination, the combined company will be organized in an “Up-C” structure, in which substantially all of the assets and business of the Company will be held by Utz. The combined company’s business will continue to operate through the subsidiaries of Utz and the Company’s sole direct asset will be the equity interests of Utz held by it.

Concurrent with the Closing, the Company will enter into a tax receivable agreement (the “Tax Receivable Agreement”) with the Sellers. Pursuant to the Tax Receivable Agreement, the Company will be required to pay the Sellers 85% of the amount of savings, if any, in U.S. federal, state and local income tax that the Company actually realizes as a result of the increases in tax basis and certain other tax benefits related to the payment of the cash consideration pursuant to the Business Combination Agreement and any exchanges of Utz Units for Class A common stock of the Company.

Sponsor Side Letter Agreement

Concurrent with the execution of the Business Combination Agreement, the Sponsor, certain equityholders of the Sponsor and the Company’s independent directors entered into a Sponsor Side Letter Agreement (the “Sponsor Side Letter Agreement”), pursuant to which, at Closing, an aggregate of 2,000,000 Class B ordinary shares of the Company held by the Sponsor and the Company’s independent directors will automatically convert into 2,000,000 shares of Class B common stock of the Company, comprised of 1,000,000 shares of Series B-1 non-voting common stock, par value $0.0001 per share, and 1,000,000 shares of Series B-2 non-voting common stock, par value $0.0001 per share. All such shares of Class B common stock are restricted shares that are subject to certain performance-based conversion events and upon the occurrence of which such Class B common stock would convert on a one-for-one basis into Class A common stock of the Company. The shares of Class B common stock will accrue and be entitled to dividends paid on the Class A common stock, with such dividends payable upon the conversion of the shares of Class B common stock into shares of Class A common stock. Any shares of Class B common stock that have not converted into shares of Class A common stock by the tenth anniversary of the Closing shall be automatically cancelled.

Unit Purchase Agreement

Concurrent with the execution of the Business Combination Agreement, the Company, the Sellers and BSOF SN LLC, a Delaware limited liability company (“UPA Seller”) entered into a Unit Purchase Agreement (the “Unit Purchase Agreement”), pursuant to which, substantially simultaneously with Closing, the Company will purchase an aggregate of 125,000 Series A Preferred Units of the Sellers and 102,060 Common Units of the Sellers from UPA Seller (the “Unit Purchase”).

Going Concern Consideration

The accompanying unaudited condensed financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of June 30, 2020, the Company had approximately $314,000 in cash and working capital deficit of approximately $1.7 million. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company Working Capital Loans (as defined in Note 4) as may be required. As of June 30, 2020, there were no amounts outstanding under any Working Capital Loan.

The Company’s liquidity needs prior to the Initial Public Offering were satisfied through receipt of a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (as defined below), and $155,000 in loans available from the Sponsor under a promissory note (the “Note”). The Company fully repaid the Note on October 17, 2018, after the closing of the Initial Public Offering. The Company’s liquidity needs for and following the Initial Public Offering have been satisfied by the portion of the net proceeds from the Private Placement held outside the Trust Account.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standard Board’s ‘(“FASB”) Accounting Standards Update 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity position, mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate and dissolve after October 10, 2020.

NOTE 1.  DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Collier Creek Holdings (the “Company”) is a blank check company incorporated in the Cayman Islands on April 30, 2018. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (a “Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on the consumer goods industry and related sectors. The Company’s sponsor is Collier Creek Partners LLC, a Delaware limited liability company (the “Sponsor”).

All activity for the period from April 30, 2018 (inception) through December 31, 2019 relates to the Company’s formation, its initial public offering (the “Initial Public Offering”), which is described below, and its search for a Business Combination target. The Company has selected December 31 as its fiscal year end.

The registration statement for the Initial Public Offering was declared effective on October 4, 2018. On October 10, 2018, the Company consummated the Initial Public Offering of 44,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including the issuance of 4,000,000 Units as a result of the underwriters’ partial exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $440 million (Note 3), and incurring offering costs of approximately $25.02 million, inclusive of $15.45 million in deferred legal fees and underwriting commissions (Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 7,200,000 warrants (the “Private Placement Warrants”) at a price of $1.50 per warrant to the Sponsor, generating gross proceeds of $10.8 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $440 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially approximately $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares subject to potential redemption were recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if (i) the Company has net tangible assets of at least $5,000,001 upon such consummation of such Business Combination and meets any additional requirements (including but not limited to cash requirements) agreed to in connection with such Business Combination and (ii) a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by the law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its second amended and restated memorandum and articles of association (the “Second Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Initial Shareholders (as defined below) agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Company’s Second Amended and Restated Memorandum and Articles of Association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “Initial Shareholders”) agreed not to propose an amendment to the Company’s Second Amended and Restated Memorandum and Articles of Association to modify the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or October 10, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive its pro rata portion of the amount then in the Trust Account, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes (less taxes payable and up to $100,000 of interest to pay dissolution expenses). The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including the Trust Account assets) will be only $10.00 per share initially held in the Trust

Account, or less due to reductions in the value of the Trust Account assets. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, 2019, the Company had approximately $585,000 in cash and working capital of approximately $119,000. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company's officers and directors may, but are not obligated to, loan the Company Working Capital Loans (as defined in Note 4) as may be required. As of December 31, 2019, there were no amounts outstanding under any Working Capital Loan.

The Company’s liquidity needs prior to the Initial Public Offering were satisfied through receipt of a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (as defined below), and $155,000 in loans available from the Sponsor under a promissory note (the "Note"). The Company fully repaid the Note on October 17, 2018, after the closing of the Initial Public Offering. The Company's liquidity needs for and following the Initial Public Offering have been satisfied by the portion of the net proceeds from the Private Placement held outside the Trust Account.

In connection with the Company's assessment of going concern considerations in accordance with the Financial Accounting Standard Board's '("FASB") Accounting Standards Update 2014-15, "Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern," management has determined that the insufficient funds, mandatory liquidation and subsequent dissolution raise substantial doubt about the Company's ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate and dissolve after October 10, 2020.